COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues:
Total revenues	$ 200,345	$ 148,927
Costs and expenses:
Operating	144,598	110,638
Depreciation and amortization	51,398	32,799
Interest expense	351	948
Transaction costs	18,510	0
Total costs and expenses	218,143	147,517
Other income (expense):
Gain (loss) upon change of control, net	46,270	0
Gain (loss) on debt extinguishments	(403)	0
Other income (expense), net	816	(2,380)
Total other income (expense), net	46,683	(2,380)
Income (loss) before income taxes and equity income (loss) from unconsolidated joint venture	28,885	(970)
Income tax benefit (expense)	(1,122)	(2,591)
Equity income (loss) from unconsolidated joint venture	111	1,451
Net income (loss)	27,874	(2,110)
Noncontrolling interests' share in earnings	3,458	0
Net (income) loss - pre-IPO	(39,888)	0
Net income (loss) attributable to Class A-1 common stock	$ (8,556)	0
Weighted average Class A-1 common stock outstanding:
Basic (in shares)	187,223
Diluted (in shares)	263,141
Nonrelated Party
Costs and expenses:
General and administrative	$ 2,958	3,132
Related Party Management Fee
Costs and expenses:
General and administrative	328	0
Resident Fees and Services
Revenues:
Total revenues	200,345	$ 148,927
Class A-1 Shares
Other income (expense):
Net income (loss)	$ 27,874
Earnings per share of Class A-1 common stock:
Basic (in dollars per share)	$ (0.05)	$ 0
Diluted (in dollars per share)	$ (0.05)	$ 0
Weighted average Class A-1 common stock outstanding:
Basic (in shares)	187,223	0
Diluted (in shares)	263,141	0